Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of income before income taxes per juristiction

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Argentina	$ (789)	$ (14,031)	$ (1,661)
Paraguay	(7,239)	5,942	3,971
Uruguay	44,432	49,465	33,076
Panama	(19,391)	(16,283)	(18,731)
Marshall Islands	(6,404)	(6,716)	(33,424)
Others	530	310	(211)

Total income/(loss) before income taxes and noncontrolling interest	$ 11,139	$ 18,687	$ (16,980)

Schedule of income tax benefit/(expense)

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Current	$ (211)	$ 1,947	$ (626)
Deferred	(333)	2,028	1,183

Total Argentina	$ (544)	$ 3,975	$ 557
Current	$ (162)	$ (214)	$ (232)
Deferred	(276)	(210)	(49)

Total Paraguay	$ (438)	$ (424)	$ (281)

Total income tax (loss)/benefit	$ (982)	$ 3,551	$ 276

Reconciliation of Income tax benefit to taxes calculated based on Argentinean tax rate

	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014
Loss before income taxes and noncontrolling interest	$ (789)	$ (14,031)	$ (1,661)
Statutory tax rate	35%	35%	35%

Income before taxes at the statutory tax rate	276	4,911	581
Permanent differences	(820)	(936)	(24)

Income tax (loss)/benefit of the year	$ (544)	$ 3,975	$ 557

Components of deferred income taxes

	December 31, 2016	December 31, 2015
Deferred income tax assets:
Future deductible differences	$ 316	$ 1,934
Tax loss carry-forward	1,199	1,196

Total deferred income tax assets	1,515	3,130

Deferred income tax liabilities:
Intangible assets	(7,222)	(8,210)
Property, plant and equipment, net	(4,810)	(5,101)
Other	(1,009)	(736)

Total deferred income tax liabilities	(13,041)	(14,047)

Net deferred income tax liabilities	$ (11,526)	$ (10,917)